Long-Term Investments (Tables)	12 Months Ended
Mar. 31, 2021
Long-term Investments and Receivables, Net [Abstract]
Summary of Long-Term Investment
The Company’s long-term investments consist of the following:

	As of March 31,	As of March 31,
	2020	2021
	RMB	RMB
Equity method investments	3,104	2,973
Available-for-sale investments	70,328	71,357

Total	73,432	74,330

Summary of Available-For-Sale Debt Investments
The following table summarizes the Company’s
available-for-sale
debt investments as of March 31, 2020:

	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Unlisted debt securities	60,000	10,328	—	70,328

The following table summarizes the Company’s
available-for-sale
debt investments as of March 31, 2021:

	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Unlisted debt securities	60,000	11,357	—	71,357